LINE OF CREDIT (Details Narrative)	3 Months Ended
Nov. 30, 2022 USD ($) shares
LINE OF CREDIT
Principal amount	$ 901,176
Principal balance due	$ 1,900,535
LOC Interest rate	(10.00%)
Maturity of LOC	September 30, 2024
Maximum draw amount	$ 5,000,000
Preferred B stock | shares	9,994